Schedule of key management compensation (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and other short-term employee benefits	[1]	€ 1,930,000	€ 2,950,000	€ 2,449,000
Other long-term benefits		24,000	18,000	15,000
Share-based payments (expense of the year)		856,000	1,786,000	1,174,000
Key management compensation		€ 2,809,000	4,755,000	€ 3,638,000
Leaving indemnities			€ 900,000

[1]	In 2020 leaving indemnities of €0.9 million have been included.